INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
Schedule of Intangible Assets

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
Cost:
Computer software	27,887	28,424	4,356
License agreement	151,177	151,177	23,169
Internet domain name	1,512	1,512	232
Brand name	86,049	86,049	13,188
	266,625	267,162	40,945
Accumulated amortization:
Computer software	(20,632)	(23,154)	(3,549)
License agreement	(37,767)	(37,768)	(5,788)
Internet domain name	(724)	(837)	(128)
Brand name	(21,152)	(21,160)	(3,243)
	(80,275)	(82,919)	(12,708)

Impairment *:
Computer software	(3,547)	(3,547)	(543)
License agreement	(113,409)	(113,409)	(17,381)
Brand name	(64,889)	(64,889)	(9,945)
	(181,845)	(181,845)	(27,869)
Intangible assets, net	4,505	2,398	368

*      The impairment of RMB181,845 is related to the acquired intangible assets of the Multi Group that were recognized during the year ended December 31, 2019.

Schedule of Estimated Amortization Expense

	RMB	US$

2021	1,244	191
2022	388	59
2023	336	51
2024	96	15
2025	85	13
2026 and thereafter	249	39

Total	2,398	368